Cash and Deposits with Banks - Summary of Cash and Deposits with Banks (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash [abstract]
Cash	¥ 788,096	¥ 1,351,808
Deposits with banks	77,962,347	75,113,703
Total cash and deposits with banks	¥ 78,750,443	¥ 76,465,511	¥ 75,697,521